INVESTMENT PORTFOLIO (unaudited)

As of September 30, 2019	Highland Long/Short Healthcare Fund

Shares		Value ($)
Common Stocks — 73.8%
Healthcare — 73.8%
Biotechnology — 42.9%
15,000	AbbVie, Inc.	1,135,800
24,300	Aimmune Therapeutics, Inc. (a)(b)	508,842
50,000	Amarin Corp. PLC ADR (b)	758,000
48,800	Amicus Therapeutics, Inc. (b)	391,376
20,000	Ascendis Pharma ADR (b)	1,926,400
27,500	Biohaven Pharmaceutical Holding (b)	1,147,300
6,000	BioMarin Pharmaceutical (b)	404,400
35,000	Coherus Biosciences, Inc. (b)	709,100
17,500	Global Blood Therapeutics, Inc. (b)	849,100
25,000	Heron Therapeutics, Inc. (b)	462,500
30,000	Insmed (b)	529,200
531,424	Minerva Neurosciences, Inc. (a)(b)	4,118,536
10,000	Mirum Pharmaceuticals (b)	100,600
350,000	Mustang Bio (b)	1,141,000
28,750	Portola Pharmaceuticals, Inc. (b)	771,075
65,000	Precision BioSciences (b)	545,350
6,000	uniQure (b)	236,160

		15,734,739

Health Care Equipment & Supplies — 3.0%
20,000	Axonics Modulation Technologies (b)	538,400
12,000	Establishment Labs Holdings (b)	226,920
10,000	Silk Road Medical (b)	325,300

		1,090,620

Health Care Providers & Services — 2.4%
6,000	CVS Health Corp. (a)	378,420
3,000	Laboratory Corp of America Holdings (b)	504,000

		882,420

Health Care Technology — 1.2%
35,000	Evolent Health, Class A (b)	251,650
2,500	Teladoc Health, Inc. (b)	169,300

		420,950

Healthcare Equipment & Supplies — 1.5%
4,000	Zimmer Holdings, Inc.	549,080

Healthcare Facilities — 1.7%
20,000	Acadia Healthcare, Inc. (a)(b)	621,600

Healthcare Services — 4.4%
3,500	Anthem, Inc.	840,350
5,000	Centene (a)(b)	216,300
4,000	McKesson, Inc. (a)	546,640

		1,603,290

Life Sciences Tools & Services — 5.4%
6,000	Bio-Rad Laboratories, Inc., Class A (a)(b)	1,996,440

Managed Healthcare — 3.5%
5,000	Humana, Inc. (a)(b)	1,278,350

Shares		Value ($)
Pharmaceuticals — 7.8%
3,000	Aerie Pharmaceuticals, Inc. (b)	57,660
100,000	Agile Therapeutics (b)	118,500
10,000	Evolus (b)	156,200
545,000	EyePoint Pharmaceuticals (b)	986,450
25,000	Foamix Pharmaceuticals (b)	76,000
7,500	Pacira BioSciences, Inc. (b)	285,525
58,478	Paratek Pharmaceuticals, Inc. (a)(b)	252,625
54,749	SteadyMed, Ltd. (b)(c)(d)	14,509
15,000	Takeda Pharmaceutical Co., Ltd.	512,144
10,000	Zogenix, Inc. (b)	400,400

		2,860,013

	Total Common Stocks (Cost $29,121,142)	27,037,502

Preferred Stock — 1.0%
Healthcare — 1.0%
Healthcare Technology — 1.0%
608,695	AMINO, Inc., Series C (b)(c)(d)(e)(f)(g)	$353,043

	Total Preferred Stock (Cost $3,499,996)	353,043

Units
Warrants — 0.2%
Healthcare — 0.2%
Biotechnology — 0.0%
1,717,910	Galena Biopharma, Inc., Expires 03/18/2020(c)(d)	—
118,797	Gemphire Therapeutics, Inc., Expires 03/15/2022(b)(c)(d)	3,318

		3,318

Pharmaceuticals — 0.2%
255,000	Scynexis, Inc., Expires 06/21/2021(b)(c)(d)	68,638

	Total Warrants (Cost $–)	71,956

Shares
Cash Equivalents — 21.8%
Money Market Fund(h) — 21.8%
7,972,604	Dreyfus Treasury & Agency Cash Management, Institutional Class 1.810%	7,972,604

	Total Cash Equivalents (Cost $7,972,604)	7,972,604

Total Investments — 96.8% (Cost $40,593,742)		35,435,105

Other Assets & Liabilities, Net — 3.2%		1,187,787

Net Assets — 100.0%		36,622,892

INVESTMENT PORTFOLIO (unaudited)(concluded)

As of September 30, 2019	Highland Long/Short Healthcare Fund

(a)	All or part of this security is pledged as collateral for short sales. The market value of the securities pledged as collateral was $7,306,792.
(b)	Non-income producing security.
(c)

Securities with a total aggregate value of $439,508, or 1.2% of net assets, were classified as Level 3 within the three-tier fair value hierarchy. Please see Notes to Investment Portfolio for an explanation of this hierarchy, as well as a list of unobservable inputs used in the valuation of these instruments.

(d)	Security considered illiquid. The total value of such securities as of September 30, 2019 was $439,508 and represented 1.2% of net assets.
(e)	There is currently no rate available.
(f)

Represents fair value as determined by the Fund’s Board of Trustees (the “Board”), or its designee in good faith, pursuant to the policies and procedures approved by the Board. The Board considers fair valued securities to be securities for which market quotations are not readily available and these securities may be valued using a combination of observable and unobservable inputs. Securities with a total aggregate value of $353,043, or 1.0% of net assets, were fair valued under the Fund’s valuation procedures as of September 30, 2019. Please see Notes to Investment Portfolio.

(g)

Restricted Securities. These securities are not registered and may not be sold to the public. There are legal and/or contractual restrictions on resale. The Fund does not have the right to demand that such securities be registered. The values of these securities are determined by valuations provided by pricing services, brokers, dealers, market makers, or in good faith under the procedures established by the Fund’s Board of Trustees. Additional Information regarding such securities follows:

Restricted Security	Security Type	Acquisition Date	Cost of Security	Market Value at Period End	Percent of Net Assets
AMINO, Inc.	Preferred Stock	11/18/2016	$3,499,996	$353,043	1.0%

(h)	Rate shown is 7 day effective yield.